15 INCOME TAXES: Schedule of components of deferred tax (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Non-Capital Losses Carried Forward	$ 206,770	$ 547,512	$ 1,380,983
Deferred tax liabilities:
Equipment and intangible assets	(200,230)	(547,512)	(1,373,186)
Reserves	(6,540)
Note Payable	0	0	(7,797)
Deferred tax liability (asset)	$ (206,770)	$ (547,512)	$ (1,380,983)